Pay vs Performance Disclosure - USD ($)	3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 28, 2022	May 17, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth additional compensation information of our Chief Executive Officer (referred to as our “PEO” in this section) and of the average of our other NEOs (the “Non-PEO NEOs”) along with total shareholder return and net loss for 2024, 2023 and 2022:

Year	Summary Compensation Table Total for 2024 PEO(1) ($)	Compensation Actually Paid to 2024 PEO(2) ($)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(2)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(3) ($)	Net Income (Loss) ($)
2024	274,864	247,511	168,891	24,495	—	—	178,963	133,557	0.0	(15,849,805)
2023	—	—	569,114	113,661	—	—	396,715	235,999	6.1	(8,132,167)
2022	837,238	912,428	189,118	194,131	—	—	408,171	304,596	18.0	(10,362,662)

(1)
For 2024, the PEO was Kyle Udseth until May 17, 2024, and Scott Maskin beginning May 17, 2024, and the Non-PEO NEOs were Eric Ingvaldson until August 28, 2024, Andy Childs beginning August 28, 2024, James Brennan, and Kristin Hlavka. For 2023, the PEO was Kyle Udseth, and the Non-PEO NEOs were Eric Ingvaldson and Kristin Hlavka. For 2022, the PEO was Roger H.D. Lacey until March 28, 2022, and Kyle Udseth, beginning March 28, 2022, and the Non-PEO NEOs were Eric Ingvaldson and Kristin Hlavka.

(2)	A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEOs and our Non-PEO NEOs (as an average) is shown below:
(3)
Total shareholder return (“TSR”) as calculated is based on a fixed investment of $100 measured from the market close on December 31, 2021 through and including the end of the fiscal year for each year reported in the table.

Adjustments	2024 PEO ($)	Former PEO (Udseth) ($)	Average of Non-PEO NEOs ($)
Total 2024 Compensation from SCT	274,864	168,891	178,963
Subtraction: Stock Awards and Option Awards reported in SCT	—	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	(13,686)	—	(11,589)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year*	(13,667)	(57,350)	(11,315)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	(87,046)	(22,502)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—
Compensation Actually Paid for 2024 (as calculated)	247,511	24,495	133,557

Adjustments	Former PEO (Udseth) ($)	Average of Non-PEO NEOs ($)
Total 2023 Compensation from SCT	569,114	396,715
Subtraction: Stock Awards and Option Awards reported in SCT	151,072	109,527
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	63,214	45,830
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	(264,304)	(69,747)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	(103,291)	(27,272)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid for 2023 (as calculated)	113,661	235,999

Adjustments	Former PEO (Udseth) ($)	Former PEO (Lacey) ($)	Average of Non-PEO NEOs ($)
Total 2022 Compensation from SCT	837,238	189,118	408,171
Subtraction: Stock Awards and Option Awards reported in SCT and value of “Acceleration of Stock Options and Restricted Stock Units” as reported in SCT under All Other Compensation*	455,696	30,380	243,670
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	530,886	35,393	140,095
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	—	—	—
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	—	—	—
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—
Compensation Actually Paid for 2022 (as calculated)	912,428	194,131	304,596

Named Executive Officers, Footnote
(1)
For 2024, the PEO was Kyle Udseth until May 17, 2024, and Scott Maskin beginning May 17, 2024, and the Non-PEO NEOs were Eric Ingvaldson until August 28, 2024, Andy Childs beginning August 28, 2024, James Brennan, and Kristin Hlavka. For 2023, the PEO was Kyle Udseth, and the Non-PEO NEOs were Eric Ingvaldson and Kristin Hlavka. For 2022, the PEO was Roger H.D. Lacey until March 28, 2022, and Kyle Udseth, beginning March 28, 2022, and the Non-PEO NEOs were Eric Ingvaldson and Kristin Hlavka.

Adjustment To PEO Compensation, Footnote
(3)
Total shareholder return (“TSR”) as calculated is based on a fixed investment of $100 measured from the market close on December 31, 2021 through and including the end of the fiscal year for each year reported in the table.

Adjustments	2024 PEO ($)	Former PEO (Udseth) ($)	Average of Non-PEO NEOs ($)
Total 2024 Compensation from SCT	274,864	168,891	178,963
Subtraction: Stock Awards and Option Awards reported in SCT	—	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	(13,686)	—	(11,589)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year*	(13,667)	(57,350)	(11,315)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	(87,046)	(22,502)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—
Compensation Actually Paid for 2024 (as calculated)	247,511	24,495	133,557

Adjustments	Former PEO (Udseth) ($)	Average of Non-PEO NEOs ($)
Total 2023 Compensation from SCT	569,114	396,715
Subtraction: Stock Awards and Option Awards reported in SCT	151,072	109,527
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	63,214	45,830
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	(264,304)	(69,747)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	(103,291)	(27,272)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid for 2023 (as calculated)	113,661	235,999

Adjustments	Former PEO (Udseth) ($)	Former PEO (Lacey) ($)	Average of Non-PEO NEOs ($)
Total 2022 Compensation from SCT	837,238	189,118	408,171
Subtraction: Stock Awards and Option Awards reported in SCT and value of “Acceleration of Stock Options and Restricted Stock Units” as reported in SCT under All Other Compensation*	455,696	30,380	243,670
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	530,886	35,393	140,095
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	—	—	—
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	—	—	—
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—
Compensation Actually Paid for 2022 (as calculated)	912,428	194,131	304,596

Non-PEO NEO Average Total Compensation Amount					$ 178,963	$ 396,715	$ 408,171
Non-PEO NEO Average Compensation Actually Paid Amount					$ 133,557	235,999	304,596
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Total shareholder return (“TSR”) as calculated is based on a fixed investment of $100 measured from the market close on December 31, 2021 through and including the end of the fiscal year for each year reported in the table.

Adjustments	2024 PEO ($)	Former PEO (Udseth) ($)	Average of Non-PEO NEOs ($)
Total 2024 Compensation from SCT	274,864	168,891	178,963
Subtraction: Stock Awards and Option Awards reported in SCT	—	—	—
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	(13,686)	—	(11,589)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year*	(13,667)	(57,350)	(11,315)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	(87,046)	(22,502)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—
Compensation Actually Paid for 2024 (as calculated)	247,511	24,495	133,557

Adjustments	Former PEO (Udseth) ($)	Average of Non-PEO NEOs ($)
Total 2023 Compensation from SCT	569,114	396,715
Subtraction: Stock Awards and Option Awards reported in SCT	151,072	109,527
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	63,214	45,830
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	(264,304)	(69,747)
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	(103,291)	(27,272)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid for 2023 (as calculated)	113,661	235,999

Adjustments	Former PEO (Udseth) ($)	Former PEO (Lacey) ($)	Average of Non-PEO NEOs ($)
Total 2022 Compensation from SCT	837,238	189,118	408,171
Subtraction: Stock Awards and Option Awards reported in SCT and value of “Acceleration of Stock Options and Restricted Stock Units” as reported in SCT under All Other Compensation*	455,696	30,380	243,670
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	530,886	35,393	140,095
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year-end	—	—	—
Addition: Vesting date fair value of awards granted and vesting during the covered year	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	—	—	—
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered year	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—
Compensation Actually Paid for 2022 (as calculated)	912,428	194,131	304,596

Compensation Actually Paid vs. Total Shareholder Return					Compensation Actually Paid vs TSR
Compensation Actually Paid vs. Net Income					Compensation Actually Paid vs Net Income (Loss)
Total Shareholder Return Amount					$ 0	6.1	18
Net Income (Loss)					(15,849,805)	$ (8,132,167)	(10,362,662)
PEO Name	Roger H.D. Lacey	Kyle Udseth	Scott Maskin	Kyle Udseth		Kyle Udseth
Scott Maskin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					274,864	$ 0	0
PEO Actually Paid Compensation Amount					247,511	0	0
Kyle Udseth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					168,891	569,114	837,238
PEO Actually Paid Compensation Amount					24,495	113,661	912,428
Roger H.D. Lacey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	0	189,118
PEO Actually Paid Compensation Amount					0	0	194,131
PEO | Scott Maskin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott Maskin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott Maskin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(13,686)
PEO | Scott Maskin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott Maskin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(13,667)
PEO | Scott Maskin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott Maskin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Kyle Udseth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(151,072)	(455,696)
PEO | Kyle Udseth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	63,214	530,886
PEO | Kyle Udseth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(264,304)	0
PEO | Kyle Udseth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Kyle Udseth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(57,350)	(103,291)	0
PEO | Kyle Udseth [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(87,046)	0	0
PEO | Kyle Udseth [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Roger H.D. Lacey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(30,380)
PEO | Roger H.D. Lacey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							35,393
PEO | Roger H.D. Lacey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Roger H.D. Lacey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Roger H.D. Lacey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Roger H.D. Lacey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Roger H.D. Lacey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(109,527)	(243,670)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	45,830	140,095
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(11,589)	(69,747)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(11,315)	(27,272)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(22,502)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0